PRINCIPAL ACTIVITIES AND CORPORATE INFORMATION - Additional Information (Detail) - USD ($)			10 Months Ended	12 Months Ended
	Feb. 02, 2022	Aug. 13, 2014	Jun. 30, 2013	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure corporate information [Line Items]
Number of shares issued (in shares)	6,796,558
Rights offering price per share	$ 1.22
Issuance of common stock for cash	$ 7,900,000			$ 0	$ 7,922,000	$ 0
Number of shares outstanding (in shares)	20,616,227
Number of shares repurchased under share capital repurchase program			11,100
Total consideration for shares repurchased under share capital repurchase program			$ 38,000
Financial Liabilities		$ 0		$ 128,671,000	$ 135,453,000
APWC
Disclosure corporate information [Line Items]
Percentage of equity interest				80.96%
Top of range
Disclosure corporate information [Line Items]
Monetary amount of common shares authorized to repurchase under share capital repurchase program		$ 1,000,000